Financial instruments and risk management - Risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer 1 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%	16.00%
Customer 2 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	8.00%
Customer 3 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	33.00%
Customer 4 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	12.00%
Credit facilities
Concentration Risk [Line Items]
Outstanding balance, long-term debt	$ 190.0	$ 194.9
Basis on variable rate, adjustment	1.00%
Corresponding change in annual interest expense	$ 1.9